Other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension remeasurements:
Remeasurements of defined benefit plans, Gross	€ 723	€ 613	€ 112
Net change during the year, Gross	723	613	112
Remeasurements of defined benefit plans, Tax	58	269	28
Net change during the year, Tax	58	269	28
Remeasurements of defined benefit plans, Net	665	344	84
Net change during the year, Net	665	344	84
Translation differences
Exchange differences on translating foreign operations, Gross	(1,831)	265	673
Transfer to income statement, Gross	12	(14)	(1,727)
Net change during the year, Gross	(1,819)	251	(1,054)
Exchange differences on translating foreign operations, Tax	(1)
Net change during the year, Tax	(1)
Exchange differences on translating foreign operations, Net	(1,830)	265	673
Transfer to income statement, Net	12	(14)	(1,727)
Net change during the year, Net	(1,818)	251	(1,053)
Net change during the year, Net			(1,054)
Net investment hedging
Net investment hedging losses, Gross	440	(103)	(260)
Transfer to income statement, Gross			582
Net change during the year, Gross	440	(103)	322
Net investment hedging losses, Tax	88	(20)	(53)
Transfer to income statement, Tax			123
Net change during the year, Tax	88	(20)	70
Net investment hedging losses, Net	352	(83)	(207)
Transfer to income statement, Net			459
Net change during the year, Net	352	(83)	252
Cash flow hedges
Net fair value losses, Gross	129	(16)	(66)
Transfer to income statement, Gross	(94)	30	61
Net change during the year, Gross	35	14	(5)
Net fair value losses, Tax	26	(3)	(13)
Transfer to income statement, Tax	(19)	5	12
Net change during the year, Tax	7	2	(1)
Net fair value losses, Net	103	(13)	(53)
Transfer to income statement, Net	(75)	25	49
Net change during the year, Net	28	12	(4)
Available-for-sale investments
Net fair value (losses)/gains, Gross	19	(9)	246
Transfer to income statement on impairment, Gross	14	25	11
Transfer to income statement on disposal, Gross	(121)	(91)	(144)
Net change during the year, Gross	(88)	(75)	113
Net fair value (losses)/gain, Tax	1	1	21
Transfer to income statement on impairment, Tax	1	4
Transfer to income statement on disposal, Tax	(4)	(7)	(2)
Net change during the year, Tax	(2)	(2)	19
Net fair value (losses)/gains, Net	18	(10)	225
Transfer to income statement on impairment, Net	13	21	11
Transfer to income statement on disposal, Net	(117)	(84)	(142)
Net change during the year, Net	(86)	(73)	95
Net change during the year, Net			94
Other (decrease)/ increase, net, Gross	(1)	(6)	2
Other (decrease)/ increase, net, Net	(1)	(6)	2
Total, Gross	(710)	694	(510)
Total, Tax	(150)	(249)	(116)
Other comprehensive (loss)/income, net of tax	€ (860)	€ 445	€ (626)